Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of loss before taxes
	2022	2021
United States	$(32,493,098)	$(63,143,175)
International	(5,531,211)	(11,966,772)
Total	$(38,024,309)	$(75,109,947)
	2022	2021
Current tax expense
Federal	$—	$—
Foreign	—	—
State	69,447	58,416
Deferred tax expense
Federal	—	—
Foreign	—	—
State	—	—
Income tax expense	$69,447	$58,416

Schedule of net deferred tax assets and liabilities
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$25,459,247	$17,865,584
Allowance for uncollectible accounts	3,389,435	6,171,512
Equity based compensation	1,322,642	3,273,873
Research and experimental expenditures	216,391	—
Lease liability	17,575	50,408
Startup costs	9,514	10,517
Accruals	458,609	328,154
Nondeductible interest	3,816,974	945,153
Other	365,743	290,029
Total net deferred tax assets	35,056,130	28,935,230
Valuation allowance	(34,868,210)	(28,842,025)
Deferred tax liabilities:
Depreciation and amortization	(168,505)	(36,457)
Equity based compensation	—	(356)
Right-of-use asset	(19,415)	(56,392)
Total net deferred tax liabilities	(187,920)	(93,205)
Net deferred tax asset (liability)	$—	$—

Schedule of federal statutory rate to the reported income tax provision
	2022	2021
Computed “expected” tax benefit	(21.0)%	(21.0)%
State income tax benefit, net of federal tax effect	(2.6)	(2.6)
Nondeductible equity based compensation	9.7	1.2
Other permanent differences	(0.5)	0.3
Change in valuation allowance	15.9	23.5
Foreign rate differentials and other	(1.3)	(1.3)
Income tax expense	0.2%	0.1%